Other Receivables and Other Current Assets (Tables)	12 Months Ended
Oct. 31, 2022
Other Receivables and Other Current Assets [Abstract]
Schedule of other receivables and other current assets
	October 31, 2022	October 31, 2021
Deposits put down on the car	935,573	42,835
Excess input VAT credits	48,589	28,292
Government grant receivable	-	776,640
Prepaid expense	-	244,213
Cash advance to employee	55,600	136,758
Total	1,039,762	1,228,738